Related party transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other related party transactions
Other related party transactions			$ 0
AGSA
Related party borrowings and receivables
Transaction and other costs reimbursed	$ 2,000,000	$ 0	3,000,000	$ 2,000,000
AGSA | Selling, general and administrative expenses
Related party borrowings and receivables
Corporate and business unit services	$ 10,000,000	$ 10,000,000	$ 19,000,000	$ 19,000,000